Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Telesat Corporation Shares	Accumulated earnings	Equity- settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non- controlling Interest	Total
Beginning balance at Dec. 31, 2021	$ 42,841	$ 351,468	$ 38,664	$ (15,860)	$ 22,804	$ 417,113	$ 1,285,110	$ 1,702,223
Net income (loss)		(23,764)				(23,764)	(57,833)	(81,597)
Issuance of share capital on settlement of restricted share units	2,142		(1,224)		(1,224)	918	(2,991)	(2,073)
Exchange of Limited Partnership units for Public Shares	1,571	21,812	(14)	(183)	(197)	23,186	(23,186)
Other comprehensive income (loss), net of tax (expense) recovery		6,757		36,896	36,896	43,653	131,317	174,970
Final Transaction adjustment							(20,790)	(20,790)
Share-based compensation			20,330		20,330	20,330	47,089	67,419
Ending balance at Dec. 31, 2022	46,554	356,273	57,756	20,853	78,609	481,436	1,358,716	1,840,152
Net income (loss)		157,118				157,118	426,152	583,270
Issuance of share capital on settlement of restricted share units	3,212	11	(661)		(661)	2,562	(5,693)	(3,131)
Issuance of share capital on exercise of stock options	29					29	(13)	16
Exchange of Limited Partnership units for Public Shares	1,457	21,577	2,375	1,358	3,733	26,767	(26,767)
Other comprehensive income (loss), net of tax (expense) recovery		(921)		(13,410)	(13,410)	(14,331)	(40,039)	(54,370)
Share-based compensation			8,337		8,337	8,337	24,709	33,046
Ending balance at Dec. 31, 2023	51,252	534,058	67,807	8,801	76,608	661,918	1,737,065	2,398,983
Net income (loss)		(87,720)				(87,720)	(214,746)	(302,466)
Issuance of share capital on settlement of restricted share units	7,830	16,041	(1,587)	1,667	80	23,951	(30,653)	(6,702)
Other comprehensive income (loss), net of tax (expense) recovery		4,954		102,442	102,442	107,396	282,408	389,804
Share-based compensation			4,735		4,735	4,735	12,351	17,086
Ending balance at Dec. 31, 2024	$ 59,082	$ 467,333	$ 70,955	$ 112,910	$ 183,865	$ 710,280	$ 1,786,425	$ 2,496,705